Annual Total Returns [BarChart] - Payden Global Low Duration Fund - Investor Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	0.39%
Annual Return 2012	6.16%
Annual Return 2013	0.71%
Annual Return 2014	1.03%
Annual Return 2015	0.29%
Annual Return 2016	1.70%
Annual Return 2017	1.89%
Annual Return 2018	0.58%
Annual Return 2019	4.77%
Annual Return 2020	3.14%